Condensed Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets -
Cash	$ 1,000	$ 101,000	$ 842,000
Prepaid expenses	79,000	8,000	183,000
Total current assets	80,000	109,000	1,025,000
Cash held in the Trust Account	42,623,000
Investments held in Trust Account		304,675,000	300,075,000
Total assets	42,703,000	304,784,000	301,100,000
Current liabilities
Accounts payable	4,000	75,000	135,000
Accrued liabilities	1,207,000	3,016,000	2,673,000
Total current liabilities	3,775,000	3,876,000	2,808,000
Other liabilities –
Warrant liability	112,000	467,000	12,920,000
Deferred underwriting commission	10,500,000	10,500,000	10,500,000
Total liabilities	14,387,000	14,843,000	26,228,000
Commitments and contingencies
Class A ordinary shares subject to possible redemption; 3,931,719 and 30,000,000 shares, respectively (at approximately $10.84 per share at September 30, 2023 and $10.15 per share at December 31, 2022)	42,623,000	304,675,000	300,000,000
Shareholders' deficit:
Preference shares, $0.0001 par value; 5,000,000 shares authorized, none issued or outstanding at September 30, 2023 and December 31, 2022
Ordinary shares
Class B ordinary shares, $0.0001 par value, 50,000,000 authorized shares, 7,500,000 shares issued and outstanding		1,000	1,000
Additional paid-in capital
Accumulated deficit	(14,308,000)	(14,735,000)	(25,129,000)
Total shareholders' deficit	(14,307,000)	(14,734,000)	(25,128,000)
Total liabilities, Class A ordinary shares subject to possible redemption and shareholders' deficit	42,703,000	304,784,000	301,100,000
Class A Ordinary Shares
Shareholders' deficit:
Ordinary shares
Class B Ordinary Shares
Shareholders' deficit:
Ordinary shares	1,000	1,000
Related Party
Current liabilities
Promissory Note – related party	755,000	785,000
Extension promissory notes – related party	$ 1,809,000